SHARE-BASED PAYMENT - Schedule of Cash-Settled Share-Based Payment Transactions (Parenthetical) (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) session $ / shares	Dec. 31, 2024 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading session	30
Advances made since the grant date total | $	$ 32.2	$ 16.8
Phantom Share Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading session	10
Fair value of the liability measuring amount per share | $ / shares	$ 15.67	$ 9.07